Jan. 28, 2016
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

Each A SERIES OF ADVISERS INVESTMENT TRUST

Supplement dated March 18, 2016

to the Prospectus dated January 28, 2016

For the JOHCM International Small Cap Equity Fund, on page 17, the last sentence of the last paragraph in the section entitled “Principal Investment Strategy” is hereby revised as follows:

“However, the Fund will generally initiate the sale of securities whose market capitalization grows to exceed US$5 billion.”